Stockholders' Deficit - Schedule of Warrant Activity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance	1,231,574	905,470	624,508
Granted		326,104	280,962
Ending balance		1,231,574	905,470
QT Imaging Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance	422,064
Ending balance	0	422,064
Exercised (in shares)	(16,320)
Terminated pursuant to business combination agreement (in shares)	(405,744)